Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	December 2017
Distribution Date	01/16/18
Transaction Month	33
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:		$1,199,066,043.18

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%		April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%		April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%		April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%		November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%		June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%		June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%		July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$146,871,016.87	0.3785335	$129,114,092.07	0.3327683	$17,756,924.80
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$279,941,016.87	0.2394562	$262,184,092.07	0.2242672	$17,756,924.80

Weighted Avg. Coupon (WAC)	3.03%		3.03%
Weighted Avg. Remaining Maturity (WARM)	29.51		28.62
Pool Receivables Balance	$328,678,771.89		$310,380,135.36
Remaining Number of Receivables	35,278		34,445

Adjusted Pool Balance	$320,709,262.34		$302,952,337.54

III. COLLECTIONS

Principal:
Principal Collections	$17,588,338.32
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$351,827.37
Total Principal Collections	$17,940,165.69

Interest:
Interest Collections	$825,082.40
Late Fees & Other Charges	$40,610.18
Interest on Repurchase Principal	$-
Total Interest Collections	$865,692.58

Collection Account Interest	$14,763.99
Reserve Account Interest	$2,724.52
Servicer Advances	$-

Total Collections	$18,823,346.78

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	December 2017
Distribution Date	01/16/18
Transaction Month	33
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$18,823,346.78
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$18,823,346.78

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$273,898.98	$-	$273,898.98	273,898.98
Collection Account Interest					$14,763.99
Late Fees & Other Charges					$40,610.18
Total due to Servicer					$329,273.15

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$-		$-
Class A-2-B Notes		$-		$-
Class A-3 Notes		$137,079.62		$137,079.62
Class A-4 Notes		$93,141.33		$93,141.33

Total Class A interest:		$230,220.95		$230,220.95	230,220.95

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$36,146.50		$36,146.50	36,146.50

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

Available Funds Remaining:					$18,158,763.68

7. Regular Principal Distribution Amount:					17,756,924.80

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2-A Notes				$-
Class A-2-B Notes				$-
Class A-3 Notes				$17,756,924.80
Class A-4 Notes				$-
Class A Notes Total:		$17,756,924.80		$17,756,924.80
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$17,756,924.80		$17,756,924.80

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					401,838.88

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$7,969,509.55
Beginning Period Amount	$7,969,509.55
Current Period Amortization	$541,711.73
Ending Period Required Amount	$7,427,797.82
Ending Period Amount	$7,427,797.82
Next Distribution Date Required Amount	$6,906,912.54

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	December 2017
Distribution Date	01/16/18
Transaction Month	33
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	12.71%	13.46%	13.46%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.44%	33,909	97.69%	$303,214,941.97
30 - 60 Days	1.17%	404	1.71%	$5,305,776.70
61 - 90 Days	0.32%	109	0.51%	$1,590,939.20
91-120 Days	0.07%	23	0.09%	$268,477.49
121 + Days	0.00%	0	0.00%	$-
Total		34,445		$310,380,135.36

Delinquent Receivables 30+ Days Past Due
Current Period	1.56%	536	2.31%	$7,165,193.39
1st Preceding Collection Period	1.48%	523	2.20%	$7,246,952.54
2nd Preceding Collection Period	1.50%	542	2.22%	$7,721,044.97
3rd Preceding Collection Period	1.44%	536	2.12%	$7,773,715.09
Four-Month Average	1.50%		2.21%

Repossession in Current Period		24		$271,770.11
Repossession Inventory		85		$233,480.57

Current Charge-Offs
Gross Principal of Charge-Offs				$710,298.21
Recoveries				$(351,827.37)
Net Loss				$358,470.84

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.31%

Average Pool Balance for Current Period				$319,529,453.62

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.35%
1st Preceding Collection Period				0.49%
2nd Preceding Collection Period				1.30%
3rd Preceding Collection Period				0.73%
Four-Month Average				0.97%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		59	2,356	$35,765,254.34
Recoveries		41	2,088	$(18,945,986.21)
Net Loss				$16,819,268.13
Cumulative Net Loss as a % of Initial Pool Balance				1.36%

Net Loss for Receivables that have experienced a Net Loss *		44	1,850	$16,857,961.58
Average Net Loss for Receivables that have experienced a Net Loss				$9,112.41

Principal Balance of Extensions				$1,406,619.65
Number of Extensions				101

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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